Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 34	$ 75	$ 111	$ 272
FVOCI securities - net realized gains (1)	[1]	2	12	36	39
Impairment loss			(2)		(2)
Securities gains other than trading		$ 36	$ 85	$ 147	$ 309

[1]	Gains are net of (losses) on hedge contracts.